UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  9/30/01
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
This  Amendment  (Check  only  one.):  [  ]  is  a  restatement.
                                       [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -------------------------
Address:  355  Maple  Avenue
          ------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:   28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:    Mark  R.  Cummins
         -----------------
Title:   Executive  Vice  President  &  Treasurer
         ----------------------------------------
Phone:   215-256-5025
         ------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark  R.  Cummins     Harleysville,  PA      November  7,  2001
     ----------------------     -------------------    ------------------
    [Signature]                 [City,  State]         [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number        Name

     28-
     [Repeat  as  necessary.]


                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:          1
                                             ------

Form  13F  Information  Table  Entry  Total:    48
                                              ------

Form  13F  Information  Table  Value  Total:  $374,106
                                              ---------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.      Form  13F  File  Number    Name


      1     28-4718       Harleysville  Asset  Management  L.P.
     ---    -------       -------------------------------------
    [Repeat  as  necessary]

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

HARLEYSVILLE  GROUP  INC
SEPTEMBER  30,  2001
FORM  13F  INFORMATION  TABLE

                                                              VALUE     SHARES/  SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT  PRN  CALL  DSCRETN    MANAGERS  SOLE  SHARE  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC            COM              00184A-10-5    12,129    366,474  SH         SOLE        N/A      366,474
AT&T CORPORATION               COM              001957-10-9     5,524    286,180  SH         SOLE        N/A      286,180
AT&T WIRELESS SERVICES INC     COM              00209A-10-6     1,374     92,087  SH         SOLE        N/A       92,087
AMERICAN HOME PRODUCTS         COM              026609-10-7     6,143    105,455  SH         SOLE        N/A      105,455
AMERICAN INTL GROUP INC        COM              026874-10-7    14,015    179,677  SH         SOLE        N/A      179,677
AMGEN INC                      COM              031162-10-0     6,638    112,940  SH         SOLE        N/A      112,940
BANK NEW YORK INC              COM              064057-10-2     3,787    108,180  SH         SOLE        N/A      108,180
BANKONE CORP                   COM              06423A-10-3     6,521    207,185  SH         SOLE        N/A      207,185
BRISTOL MYERS SQUIBB CO        COM              110122-10-8     8,215    147,860  SH         SOLE        N/A      147,860
CHUBB CORPORATION              COM              171232-10-1     8,673    121,445  SH         SOLE        N/A      121,445
CICSO SYSTEMS INC              COM              17275R-10-2     8,755    718,791  SH         SOLE        N/A      718,791
CITIGROUP INC                  COM              172967-10-1    11,766    290,497  SH         SOLE        N/A      290,497
CORNING INC.                   COM              219350-10-5     1,478    167,618  SH         SOLE        N/A      167,618
DELL COMPUTER CORP             COM              247025-10-9     5,164    278,580  SH         SOLE        N/A      278,580
DISNEY (WALT) COMPANY          COM              254687-10-6     7,143    383,520  SH         SOLE        N/A      383,520
EMC CORPORATION                COM              268648-10-2     5,986    509,515  SH         SOLE        N/A      509,515
FEDERAL NATNL MORTG ASSN       COM              313586-10-9    11,543    144,170  SH         SOLE        N/A      144,170
GENERAL ELECTRIC COMPANY       COM              369604-10-3    15,379    413,390  SH         SOLE        N/A      413,390
GILLETTE CO                    COM              375766-10-2     4,814    161,530  SH         SOLE        N/A      161,530
HALLIBURTON COMPANY            COM              406216-10-1     7,599    336,925  SH         SOLE        N/A      336,925
HARLEYSVILLE NATNL CORP        COM              412850-10-9     4,212    195,922  SH         SOLE        N/A      195,922
HARLEYSVILLE SAVINGS ASSN      COM              412856-10-6     1,240     74,249  SH         SOLE        N/A       74,249
HEALTH MANAGEMENT ASSOC        CLA              421933-10-2    10,417    501,830  SH         SOLE        N/A      501,830
INTEL CORPORATION              COM              458140-10-0    10,463    511,850  SH         SOLE        N/A      511,850
IBM CORPORATION                COM              459200-10-1    10,695    116,620  SH         SOLE        N/A      116,620
IVY INTERNATIONAL FUND         CLA              465897-50-2     5,261    284,051  SH         SOLE        N/A      284,051
JP MORGAN CHASE & CO           COM              46625H-10-0     9,295    272,183  SH         SOLE        N/A      272,183
JOHNSON & JOHNSON              COM              478160-10-4    12,667    228,660  SH         SOLE        N/A      228,660
LUCENT TECHNOLOGIES INC        COM              549463-10-7     1,318    229,892  SH         SOLE        N/A      229,892
MCDONALDS CORPORATION          COM              580135-10-1     6,342    233,670  SH         SOLE        N/A      233,670
MEDTRONIC INC                  COM              585055-10-6     8,271    190,149  SH         SOLE        N/A      190,149
MERCK & CO INC                 COM              589331-10-7     8,599    129,103  SH         SOLE        N/A      129,103
MICROSOFT CORPORATION          COM              594918-10-4    16,902    330,330  SH         SOLE        N/A      330,330
PFIZER INC                     COM              717081-10-3    14,524    362,189  SH         SOLE        N/A      362,189
PROCTER & GAMBLE CO            COM              742718-10-9     6,653     91,410  SH         SOLE        N/A       91,410
QWEST COMMUNICATIONS INTL INC  COM              749121-10-9     3,587    214,815  SH         SOLE        N/A      214,815
SBC COMMUNICATIONS INC         COM              78387G-10-3    14,447    306,615  SH         SOLE        N/A      306,615
SCHERING PLOUGH CORP           COM              806605-10-1     7,061    190,340  SH         SOLE        N/A      190,340
SCHLUMBERGER LTD               COM              806857-10-8     4,313     94,365  SH         SOLE        N/A       94,365
SOLECTRON CORPORATION          COM              834182-10-7     5,916    507,807  SH         SOLE        N/A      507,807
STAPLES INC                    COM              855030-10-2    10,135    759,243  SH         SOLE        N/A      759,243
SUN MICROSYSTEMS INC           COM              866810-10-4     3,140    379,836  SH         SOLE        N/A      379,836
TYCO INTL LTD (NEW)            COM              902124-10-6     8,788    193,115  SH         SOLE        N/A      193,115
VANGUARD INTL GROWTH           INTL GRWTH FD    921910-20-4     2,557    187,867  SH         SOLE        N/A      187,867
WALGREEN COMPANY               COM              931422-10-9     7,092    206,020  SH         SOLE        N/A      206,020
WELLS FARGO & CO (NEW)         COM              949746-10-1    11,209    252,190  SH         SOLE        N/A      252,190
WILLIAMS COMPANIES             COM              969457-10-0     8,306    304,260  SH         SOLE        N/A      304,260
WORLDCOM INC                   COM              98157D-10-6     8,050    535,201  SH         SOLE        N/A      535,201

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